Derivative Financial Instruments - Schedule of Fair Values and Location of Outstanding Derivative Instruments Recorded in the Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives Fair Value [Line Items]
Total Assets	$ 109	$ 134	$ 17
Total Liabilities	5		9
Other Current Assets
Derivatives Fair Value [Line Items]
Total Assets	72	72	1
Other Assets
Derivatives Fair Value [Line Items]
Total Assets	37	$ 62	16
Other Current Liabilities
Derivatives Fair Value [Line Items]
Total Liabilities			8
Other Liabilities
Derivatives Fair Value [Line Items]
Total Liabilities	$ 5		$ 1